Stockholders' Equity (Details) - Schedule of Activity of the Series B Stock - Series A Preferred Stock [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Schedule of Activity of the Series B Stock [Line Items]
Series B preferred stock shares issued	940
Net proceeds	$ 94,000		$ 950,000